Earnings Per Share	9 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings Per Share

17. EARNINGS PER SHARE

Basic and diluted earnings per share is calculated by dividing net profit attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the reporting period.

The calculation of earnings per share is as follows:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Weighted number of outstanding shares	186,479,342	187,827,437	187,382,557	187,522,182
Number of shares with dilutive effects	—	—	—	—
Weighted number of outstanding shares (diluted)	186,479,342	187,827,437	187,382,557	187,522,182

Profit attributable to ordinary shareholders	129,228	74,640	254,460	139,137
Basic	0.69	0.40	1.36	0.74
Diluted	0.69	0.40	1.36	0.74